Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Aug. 03, 2026	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent Events [Line Items]
Aggregate amount			$ 156	$ 3,677
Subsequent Event [Member]
Subsequent Events [Line Items]
Gross proceeds	$ 3,500
Agent fees and other offering expenses	400
Net proceeds	$ 3,100
ADS [Member]
Subsequent Events [Line Items]
Exercise price per pre-funded warrant (in Dollars per share)			$ 0.01
Aggregate amount			$ 800
ADS [Member] | Series E Warrants [Member]
Subsequent Events [Line Items]
Exercise price per pre-funded warrant (in Dollars per share)			$ 2
ADS [Member] | Series F Warrants [Member]
Subsequent Events [Line Items]
Exercise price per pre-funded warrant (in Dollars per share)			$ 2
ADS [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of ADS issued		132,072
Procceds from sale of ADS		$ 400
ADS [Member] | Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Number of Pre funded warrants issued		1,750,000
Exercise price of Pre - Funded warrant (in Dollars per share)		$ 1.99
ADS [Member] | Subsequent Event [Member] | Series E Warrants [Member]
Subsequent Events [Line Items]
Warrants purchase		1,750,000
ADS [Member] | Subsequent Event [Member] | Series F Warrants [Member]
Subsequent Events [Line Items]
ADS shares		1,750,000